UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                           Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
                               	   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Invicta Capital Management LLC
Address:               60 East 42nd Street, Suite 2005
                       New York, NY  10165

Form 13F File Number:  28-14175

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Gregory Weaver
Title:             President
Phone:             212-585-0100

Signature, Place, and Date of Signing:

/x/     Gregory Weaver     New York, NY                   05/15/13
        [Signature]        [City, State]                  [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[     ] 13 F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      20
Form 13F Information Table Value Total:    $ 223,021
List of Other Included Managers:



	FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	PUT/ 	INVSTMT    	OTHER           VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS CUSIP		(x$1000) PRN AMT  	PRN 	CALL 	DSCRETN   	MANAGERS      	SOLE    SHARED    NONE
ALCATEL-LUCENT-SPONSORED ADR	ADRS	013904305	6,650 	5,000,000 	SH		Sole				5,000,000
ATMEL CORP			COMM	049513104	6,959 	1,000,000 	SH		Sole				1,000,000
BALLY TECHNOLOGIES INC		COMM	05874B107	20,008 	385,000 	SH		Sole				385,000
CERAGON NETWORKS LTD		COMM	M22013102	10,854 	2,512,557 	SH		Sole				2,512,557
COGNEX CORP			COMM	192422103	6,744 	160,000 	SH		Sole				160,000
EGAIN COMMUNICATIONS CORP	COMM	28225C806	6,192 	715,005 	SH		Sole				715,005
FARO TECHNOLOGIES INC		COMM	311642102	6,725 	155,000 	SH		Sole				155,000
FORMFACTOR INC			COMM	346375108	8,037 	1,710,000 	SH		Sole				1,710,000
GENTHERM INC			COMM	37253A103	11,466 	700,000 	SH		Sole				700,000
GLOBAL CASH ACCESS HOLDINGS	COMM	378967103	9,870 	1,400,000 	SH		Sole				1,400,000
IMAX CORP			COMM	45245E109	23,613 	883,400 	SH		Sole				883,400
INFOBLOX INC			COMM	45672H104	21,700 	1,000,000 	SH		Sole				1,000,000
IPASS INC			COMM	46261V108	7,920 	4,000,048 	SH		Sole				4,000,048
KVH INDUSTRIES INC		COMM	482738101	16,142 	1,189,516 	SH		Sole				1,189,516
NETSCOUT SYSTEMS INC		COMM	64115T104	9,049 	368,300 	SH		Sole				368,300
NOVA MEASURING INSTRUMENTS	COMM	M7516K103	22,205 	2,467,200 	SH		Sole				2,467,200
PROOFPOINT INC			COMM	743424103	4,805 	285,000 	SH		Sole				285,000
RIMAGE CORP			COMM	766721104	3,106 	344,300 	SH		Sole				344,300
SILICON MOTION TECHNOL-ADR	ADRS	82706C108	5,855 	500,000 	SH		Sole				500,000
ZYNGA INC			COMM	98986T108	15,120 	4,500,000 	SH		Sole				4,500,000


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